Schedule of Investments(a)
Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-1.60%
Cardlytics, Inc.(b)(c)	253,233	$ 2,218,321
EverQuote, Inc., Class A(b)(c)	209,323	5,000,726
MediaAlpha, Inc., Class A(b)(c)	186,106	3,308,965
National CineMedia, Inc.(b)(c)	819,538	4,548,436
		15,076,448
Consumer Discretionary-12.18%
Abercrombie & Fitch Co., Class A(b)	81,586	14,103,772
Academy Sports & Outdoors, Inc.	60,722	3,503,052
Acushnet Holdings Corp.(c)	57,611	3,796,565
Arhaus, Inc.(c)	241,034	4,533,850
Beazer Homes USA, Inc.(b)	118,510	3,403,607
Carvana Co.(b)(c)	45,271	4,526,195
Dave & Buster’s Entertainment, Inc.(b)(c)	121,393	6,201,968
Dream Finders Homes, Inc., Class A(b)(c)	104,842	2,978,561
Garrett Motion, Inc. (Switzerland)(b)(c)	562,331	5,105,965
Green Brick Partners, Inc.(b)	108,291	5,912,689
Guess?, Inc.(c)	143,397	3,336,848
Installed Building Products, Inc.	14,899	3,156,204
Kontoor Brands, Inc.	61,334	4,498,236
Kura Sushi USA, Inc., Class A(b)(c)	32,614	3,258,465
Landsea Homes Corp.(b)(c)	286,570	2,842,774
M/I Homes, Inc.(b)	28,964	3,618,183
Modine Manufacturing Co.(b)(c)	164,337	16,584,890
Red Rock Resorts, Inc., Class A	159,720	8,185,650
Skyline Champion Corp.(b)	47,557	3,310,443
Sweetgreen, Inc., Class A(b)(c)	157,923	4,856,132
Universal Technical Institute, Inc.(b)	244,318	3,862,668
Valvoline, Inc.(b)	79,482	3,226,969
		114,803,686
Consumer Staples-1.33%
Andersons, Inc. (The)	65,757	3,441,721
Freshpet, Inc.(b)(c)	32,767	4,298,048
Sprouts Farmers Market, Inc.(b)	60,404	4,770,708
		12,510,477
Energy-4.57%
Archrock, Inc.	229,684	4,648,804
ChampionX Corp.	111,430	3,634,847
Gulfport Energy Corp.(b)	22,841	3,695,902
Liberty Energy, Inc., Class A	171,165	4,226,064
Newpark Resources, Inc.(b)	476,821	4,043,442
Par Pacific Holdings, Inc.(b)	95,755	2,598,791
SEACOR Marine Holdings, Inc.(b)(c)	337,449	4,440,829
Tidewater, Inc.(b)(c)	152,852	15,794,197
		43,082,876
Financials-12.98%
Assured Guaranty Ltd.	40,926	3,180,769
BGC Group, Inc., Class A	447,576	3,880,484
BrightSphere Investment Group, Inc.	160,334	3,554,605
Customers Bancorp, Inc.(b)(c)	70,465	3,192,065
Donnelley Financial Solutions, Inc.(b)(c)	178,163	10,860,816
Enova International, Inc.(b)	60,185	3,710,405
Esquire Financial Holdings, Inc.	76,753	3,512,985
EZCORP, Inc., Class A(b)(c)	342,354	3,591,293
Federal Agricultural Mortgage Corp., Class C	19,157	3,346,153
First Internet Bancorp	115,245	3,395,118
HCI Group, Inc.(c)	33,018	3,165,766
Heritage Insurance Holdings, Inc.(b)	726,491	6,175,174
Jackson Financial, Inc., Class A	57,588	4,377,264
	Shares	Value
Financials-(continued)
LendingTree, Inc.(b)	95,924	$ 4,123,773
Merchants Bancorp	87,668	3,511,103
MoneyLion, Inc.(b)(c)	100,768	9,925,648
Mr. Cooper Group, Inc.(b)(c)	139,214	11,610,448
Northeast Bank(c)	72,475	4,028,885
OFG Bancorp	105,976	3,938,068
Paymentus Holdings, Inc., Class A(b)(c)	159,735	2,988,642
Piper Sandler Cos.	18,636	3,946,732
Ryan Specialty Holdings, Inc., Class A(c)	64,121	3,560,639
Sezzle, Inc.(b)(c)	126,352	10,130,903
SiriusPoint Ltd. (Bermuda)(b)	283,396	3,726,657
Victory Capital Holdings, Inc., Class A	94,976	4,941,601
		122,375,996
Health Care-25.42%
ADMA Biologics, Inc.(b)	1,265,835	12,088,724
Amneal Pharmaceuticals, Inc.(b)(c)	669,220	4,470,390
ANI Pharmaceuticals, Inc.(b)	52,624	3,415,298
Annexon, Inc.(b)(c)	595,657	2,877,023
Apogee Therapeutics, Inc.(b)(c)	56,205	2,565,196
Applied Therapeutics, Inc.(b)(c)	575,210	2,461,899
Aquestive Therapeutics, Inc.(b)(c)	698,480	2,011,622
Arcutis Biotherapeutics, Inc.(b)(c)	517,140	4,323,290
ARS Pharmaceuticals, Inc.(b)(c)	422,161	3,748,790
Astria Therapeutics, Inc.(b)(c)	218,566	2,069,820
Avidity Biosciences, Inc.(b)(c)	168,824	4,534,613
Biohaven Ltd.(b)(c)	150,046	5,266,615
Brookdale Senior Living, Inc.(b)(c)	559,745	3,755,889
Celcuity, Inc.(b)(c)	199,656	3,154,565
Collegium Pharmaceutical, Inc.(b)(c)	94,053	3,116,916
CorVel Corp.(b)(c)	14,504	3,478,784
Crinetics Pharmaceuticals, Inc.(b)(c)	79,081	3,511,987
Disc Medicine, Inc.(b)(c)	71,192	2,416,968
Dyne Therapeutics, Inc.(b)	132,277	4,216,991
Evolent Health, Inc., Class A(b)(c)	136,314	2,888,494
Fate Therapeutics, Inc.(b)(c)	522,980	1,924,566
Fulcrum Therapeutics, Inc.(b)(c)	379,916	2,982,341
Glaukos Corp.(b)(c)	40,751	4,593,453
Ideaya Biosciences, Inc.(b)(c)	100,195	3,662,127
ImmunityBio, Inc.(b)(c)	711,977	4,570,892
Immunome, Inc.(b)(c)	594,223	8,877,692
Keros Therapeutics, Inc.(b)(c)	55,618	2,606,816
Kodiak Sciences, Inc.(b)(c)	675,992	2,149,655
Korro Bio, Inc.(b)(c)	77,161	3,958,359
Krystal Biotech, Inc.(b)(c)	26,859	4,298,783
Kura Oncology, Inc.(b)(c)	164,608	3,392,571
Kymera Therapeutics, Inc.(b)(c)	90,598	2,909,102
LifeMD, Inc.(b)(c)	1,092,869	9,016,169
Liquidia Corp.(b)(c)	260,669	3,354,810
Lyra Therapeutics, Inc.(b)	591,594	194,043
Merus N.V. (Netherlands)(b)	79,666	4,241,418
MiMedx Group, Inc.(b)(c)	444,201	3,176,037
Neurogene, Inc.(b)(c)	130,379	4,902,250
Nurix Therapeutics, Inc.(b)(c)	280,301	4,414,741
Nuvalent, Inc., Class A(b)(c)	163,643	10,738,254
Ocular Therapeutix, Inc.(b)(c)	433,939	2,473,452
ORIC Pharmaceuticals, Inc.(b)(c)	394,560	3,547,094
Praxis Precision Medicines, Inc.(b)	74,307	3,526,610
RadNet, Inc.(b)	78,537	4,605,410
RxSight, Inc.(b)	127,720	7,467,788
Sera Prognostics, Inc., Class A(b)(c)	662,558	5,963,022
Silk Road Medical, Inc.(b)	193,856	4,214,430
Soleno Therapeutics, Inc.(b)	340,602	14,332,532
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
Solid Biosciences, Inc.(b)(c)	503,026	$ 4,154,995
Spyre Therapeutics, Inc.(b)(c)	95,616	3,341,779
Tourmaline Bio, Inc.(c)	92,694	1,276,396
TScan Therapeutics, Inc.(b)(c)	520,400	4,449,420
UFP Technologies, Inc.(b)	38,698	10,075,411
Vera Therapeutics, Inc.(b)(c)	209,180	7,946,748
		239,713,040
Industrials-27.31%
ACV Auctions, Inc., Class A(b)(c)	193,623	3,456,171
AeroVironment, Inc.(b)(c)	24,543	4,961,367
Alamo Group, Inc.	28,248	5,366,838
Allison Transmission Holdings, Inc.	46,210	3,503,180
American Superconductor Corp.(b)(c)	286,764	5,500,134
ArcBest Corp.	37,541	3,961,326
Beacon Roofing Supply, Inc.(b)(c)	42,050	4,081,373
Boise Cascade Co.	35,919	4,931,320
Bowman Consulting Group Ltd.(b)(c)	90,115	2,908,011
Byrna Technologies, Inc.(b)(c)	400,580	4,682,780
Cadre Holdings, Inc.(c)	102,149	3,354,573
CBIZ, Inc.(b)	85,015	6,445,837
Cimpress PLC (Ireland)(b)(c)	44,962	3,709,815
Construction Partners, Inc., Class A(b)(c)	68,712	3,999,726
CRA International, Inc.(c)	25,787	4,537,738
CSW Industrials, Inc.	19,772	5,027,229
DXP Enterprises, Inc.(b)	68,748	3,415,401
Encore Wire Corp.	18,625	5,377,596
Enpro, Inc.	22,941	3,515,938
ESAB Corp.	34,415	3,538,550
Federal Signal Corp.	51,119	4,703,970
Franklin Electric Co., Inc.	34,988	3,480,606
FTAI Aviation Ltd.(c)	61,551	5,189,980
GMS, Inc.(b)	52,853	4,966,068
Graham Corp.(b)	148,992	4,030,234
Granite Construction, Inc.(c)	66,349	4,132,879
Griffon Corp.	54,085	3,652,901
H&E Equipment Services, Inc.	60,312	2,856,979
Herc Holdings, Inc.	44,959	6,522,202
ICF International, Inc.	23,973	3,422,146
IES Holdings, Inc.(b)	36,959	5,634,400
Kadant, Inc.(c)	31,682	9,061,369
Limbach Holdings, Inc.(b)(c)	224,659	12,823,536
Matrix Service Co.(b)	276,566	3,340,917
Matson, Inc.	34,453	4,416,875
Moog, Inc., Class A	23,329	3,952,632
Mueller Industries, Inc.	69,868	4,115,924
MYR Group, Inc.(b)	28,555	4,427,738
Orion Group Holdings, Inc.(b)	459,573	4,954,197
Powell Industries, Inc.(c)	66,366	11,936,589
Rush Enterprises, Inc., Class A	76,193	3,438,590
SkyWest, Inc.(b)	58,232	4,348,183
SPX Technologies, Inc.(b)	97,071	13,533,639
Standex International Corp.	19,991	3,362,686
Sterling Infrastructure, Inc.(b)	122,341	15,032,039
Transcat, Inc.(b)(c)	110,346	14,058,080
Tutor Perini Corp.(b)	272,131	6,003,210
VSE Corp.(c)	46,727	3,825,072
		257,498,544
Information Technology-6.84%
ACM Research, Inc., Class A(b)(c)	129,713	2,801,801
AppFolio, Inc., Class A(b)(c)	15,981	3,648,782
	Shares	Value
Information Technology-(continued)
Arlo Technologies, Inc.(b)	296,815	$ 4,217,741
Backblaze, Inc., Class A(b)	350,481	2,141,439
Badger Meter, Inc.	25,237	4,869,731
CleanSpark, Inc.(b)(c)	246,485	3,961,014
Crane NXT Co.	59,585	3,766,964
Dave, Inc.(b)(c)	212,176	9,560,651
Kyndryl Holdings, Inc.(b)	163,038	4,338,441
Photronics, Inc.(b)	128,911	3,525,716
QuickLogic Corp.(b)(c)	229,722	2,974,900
ReposiTrak, Inc.(c)	250,809	4,100,727
Soundhound AI, Inc., Class A(b)(c)	631,959	3,191,393
Varonis Systems, Inc.(b)(c)	73,172	3,143,469
Veeco Instruments, Inc.(b)(c)	105,511	4,289,022
Vertex, Inc., Class A(b)(c)	119,365	3,945,013
		64,476,804
Materials-7.00%
Aspen Aerogels, Inc.(b)(c)	232,742	6,963,641
ATI, Inc.(b)(c)	94,174	5,776,633
Hawkins, Inc.	49,866	4,354,299
Koppers Holdings, Inc.	68,404	3,032,349
Louisiana-Pacific Corp.	45,502	4,171,623
Materion Corp.	27,362	3,129,666
Olympic Steel, Inc.	80,736	4,209,575
PureCycle Technologies, Inc.(b)(c)	600,145	3,114,752
Ranpak Holdings Corp.(b)(c)	478,611	2,986,533
Ryerson Holding Corp.	173,858	4,129,127
Smith-Midland Corp.(b)(c)	86,366	3,195,542
Summit Materials, Inc., Class A(b)	84,626	3,269,949
SunCoke Energy, Inc.	333,228	3,515,555
Sylvamo Corp.	60,877	4,341,748
United States Lime & Minerals, Inc.	11,916	4,084,090
Universal Stainless & Alloy Products, Inc.(b)(c)	173,282	5,688,848
		65,963,930
Real Estate-0.77%
Forestar Group, Inc.(b)(c)	99,891	3,397,293
Tanger, Inc.	139,347	3,866,879
		7,264,172
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $836,629,878)		942,765,973
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.00%
Invesco Private Government Fund, 5.30%(d)(e)(f)	63,036,022	63,036,022
Invesco Private Prime Fund, 5.48%(d)(e)(f)	163,220,974	163,269,940
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $226,312,377)		226,305,962
TOTAL INVESTMENTS IN SECURITIES-124.00% (Cost $1,062,942,255)		1,169,071,935
OTHER ASSETS LESS LIABILITIES-(24.00)%		(226,294,566)
NET ASSETS-100.00%		$942,777,369

See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)—(continued)
May 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$500,813	$18,541,022	$(19,041,835)	$-	$-	$-	$16,440
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	45,686,296	317,436,996	(300,087,270)	-	-	63,036,022	2,039,259*
Invesco Private Prime Fund	118,020,339	646,061,035	(600,829,893)	(7,675)	26,134	163,269,940	5,462,530*
Total	$164,207,448	$982,039,053	$(919,958,998)	$(7,675)	$26,134	$226,305,962	$7,518,229

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Automobile Components-10.15%
American Axle & Manufacturing Holdings, Inc.(b)(c)	19,944	$ 152,372
Dana, Inc.	21,882	307,661
Dorman Products, Inc.(b)(c)	4,830	444,215
Fox Factory Holding Corp.(b)(c)	7,219	336,550
Gentherm, Inc.(b)	5,585	301,255
LCI Industries	4,315	474,132
Patrick Industries, Inc.	3,542	405,913
Phinia, Inc.(c)	7,953	355,976
Standard Motor Products, Inc.(c)	3,181	97,689
XPEL, Inc.(b)(c)(d)	3,626	137,788
		3,013,551
Automobiles-1.04%
Winnebago Industries, Inc.	4,980	309,009
Broadline Retail-1.42%
Kohl’s Corp.	18,858	422,231
Diversified Consumer Services-7.27%
Adtalem Global Education, Inc.(b)(c)	6,678	429,996
Frontdoor, Inc.(b)	13,566	479,829
Mister Car Wash, Inc.(b)(c)	15,517	109,085
Perdoceo Education Corp.	11,188	251,730
Strategic Education, Inc.	3,708	420,561
Stride, Inc.(b)(c)	6,781	465,584
		2,156,785
Hotels, Restaurants & Leisure-12.72%
BJ’s Restaurants, Inc.(b)(c)	3,961	138,793
Bloomin’ Brands, Inc.(c)	14,791	322,444
Brinker International, Inc.(b)	7,535	532,197
Cheesecake Factory, Inc. (The)	7,959	306,262
Chuy’s Holdings, Inc.(b)	2,954	78,901
Cracker Barrel Old Country Store, Inc.(c)	3,779	184,340
Dave & Buster’s Entertainment, Inc.(b)(c)	5,475	279,718
Dine Brands Global, Inc.(c)	2,631	103,793
Golden Entertainment, Inc.	3,654	110,607
Jack in the Box, Inc.	3,332	184,459
Monarch Casino & Resort, Inc.	2,275	152,357
Papa John’s International, Inc.(c)	5,582	259,340
Sabre Corp.(b)(c)	64,647	202,345
Shake Shack, Inc., Class A(b)(c)	6,388	606,157
Six Flags Entertainment Corp.(b)(c)	12,326	313,697
		3,775,410
Household Durables-20.69%
Cavco Industries, Inc.(b)(c)	1,324	472,933
Century Communities, Inc.	4,818	406,687
Ethan Allen Interiors, Inc.(c)	3,895	113,384
Green Brick Partners, Inc.(b)(c)	4,326	236,200
Installed Building Products, Inc.(c)	3,991	845,453
La-Z-Boy, Inc.	7,290	273,521
LGI Homes, Inc.(b)(c)	3,491	335,136
M/I Homes, Inc.(b)(c)	4,746	592,870
Meritage Homes Corp.	6,208	1,094,781
Newell Brands, Inc.	64,920	501,182
Sonos, Inc.(b)(c)	21,100	333,380
Tri Pointe Homes, Inc.(b)	16,536	640,439
Worthington Enterprises, Inc.(c)	5,193	296,157
		6,142,123
Leisure Products-2.89%
Sturm, Ruger & Co., Inc.	3,018	134,120
	Shares	Value
Leisure Products-(continued)
Topgolf Callaway Brands Corp.(b)(c)	24,206	$ 378,824
Vista Outdoor, Inc.(b)(c)	9,904	345,451
		858,395
Specialty Retail-33.80%
Abercrombie & Fitch Co., Class A(b)	8,585	1,484,089
Academy Sports & Outdoors, Inc.(c)	12,633	728,798
Advance Auto Parts, Inc.(c)	10,067	711,133
American Eagle Outfitters, Inc.(c)	31,631	694,933
Asbury Automotive Group, Inc.(b)(c)	3,507	824,391
Boot Barn Holdings, Inc.(b)(c)	5,165	614,273
Buckle, Inc. (The)	4,975	191,737
Caleres, Inc.	5,685	197,156
Designer Brands, Inc., Class A(c)	7,281	73,174
Foot Locker, Inc.	13,958	387,055
Group 1 Automotive, Inc.	2,261	703,126
Guess?, Inc.(c)	4,663	108,508
Haverty Furniture Cos., Inc., (Acquired 12/21/2020 - 04/19/2024; Cost $72,895)(e)	2,273	64,576
Hibbett, Inc.(c)	2,003	173,420
Leslie’s, Inc.(b)(c)	31,431	179,785
MarineMax, Inc.(b)(c)	3,459	98,512
Monro, Inc.	5,094	120,473
National Vision Holdings, Inc.(b)(c)	13,330	201,150
ODP Corp. (The)(b)(c)	5,670	222,037
Sally Beauty Holdings, Inc.(b)(c)	17,869	217,644
Shoe Carnival, Inc.(c)	3,050	115,138
Signet Jewelers Ltd.(c)	7,547	826,321
Sonic Automotive, Inc., Class A(c)	2,534	143,602
Upbound Group, Inc.(c)	7,584	248,907
Urban Outfitters, Inc.(b)	9,644	402,251
Victoria’s Secret & Co.(b)	13,193	300,668
		10,032,857
Textiles, Apparel & Luxury Goods-9.94%
G-III Apparel Group Ltd.(b)(c)	6,931	208,346
Hanesbrands, Inc.(b)(c)	59,631	305,311
Kontoor Brands, Inc.	8,519	624,784
Movado Group, Inc.(c)	2,656	70,384
Oxford Industries, Inc.(c)	2,505	277,278
Steven Madden Ltd.	11,945	530,955
V.F. Corp.	56,301	747,677
Wolverine World Wide, Inc.(c)	13,548	184,524
		2,949,259
Total Common Stocks & Other Equity Interests (Cost $29,767,246)		29,659,620

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(f)(g) (Cost $9,506)	9,506	9,506
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $29,776,752)		29,669,126
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-33.46%
Invesco Private Government Fund, 5.30%(f)(g)(h)	2,773,440	$ 2,773,440
Invesco Private Prime Fund, 5.48%(f)(g)(h)	7,155,556	7,157,703
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,932,239)		9,931,143
TOTAL INVESTMENTS IN SECURITIES-133.41% (Cost $39,708,991)		39,600,269
OTHER ASSETS LESS LIABILITIES-(33.41)%		(9,916,098)
NET ASSETS-100.00%		$29,684,171

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2024 represented less than 1% of the Fund’s Net Assets.
(e)	Restricted security. The value of this security at May 31, 2024 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,834	$1,228,062	$(1,235,390)	$-	$-	$9,506	$634
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,264,482	11,574,200	(11,065,242)	-	-	2,773,440	118,222*
Invesco Private Prime Fund	5,822,958	18,091,363	(16,757,892)	(1,325)	2,599	7,157,703	315,385*
Total	$8,104,274	$30,893,625	$(29,058,524)	$(1,325)	$2,599	$9,940,649	$434,241

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Staples ETF (PSCC)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Beverages-5.78%
MGP Ingredients, Inc.	22,912	$ 1,778,429
National Beverage Corp.(b)(c)	34,229	1,581,380
		3,359,809
Consumer Staples Distribution & Retail-16.43%
Andersons, Inc. (The)(c)	46,162	2,416,119
Chefs’ Warehouse, Inc. (The)(b)(c)	51,755	2,040,182
PriceSmart, Inc.	36,195	3,045,809
SpartanNash Co.	50,749	997,218
United Natural Foods, Inc.(b)(c)	86,981	1,044,642
		9,543,970
Food Products-39.28%
B&G Foods, Inc.(c)	115,212	1,099,122
Calavo Growers, Inc.(c)	26,052	702,622
Cal-Maine Foods, Inc.	58,753	3,623,298
Fresh Del Monte Produce, Inc.	49,387	1,153,680
Hain Celestial Group, Inc. (The)(b)(c)	131,654	1,008,470
J&J Snack Foods Corp.(c)	22,416	3,647,307
John B. Sanfilippo & Son, Inc.(c)	13,193	1,330,250
Simply Good Foods Co. (The)(b)	131,322	5,054,584
Tootsie Roll Industries, Inc.(c)	26,075	762,955
TreeHouse Foods, Inc.(b)(c)	71,738	2,604,807
WK Kellogg Co.	96,620	1,834,814
		22,821,909
Household Products-18.15%
Central Garden & Pet Co.(b)(c)	13,741	597,046
Central Garden & Pet Co., Class A(b)	78,075	2,916,101
Energizer Holdings, Inc.(c)	91,508	2,618,959
WD-40 Co.(c)	19,624	4,409,317
		10,541,423
Personal Care Products-13.57%
Edgewell Personal Care Co.	68,301	2,635,052
Inter Parfums, Inc.	25,887	3,100,745
Medifast, Inc.(c)	15,790	406,435
	Shares	Value
Personal Care Products-(continued)
Nu Skin Enterprises, Inc., Class A	72,431	$ 966,954
USANA Health Sciences, Inc.(b)	16,253	773,643
		7,882,829
Tobacco-6.64%
Universal Corp.	35,999	1,726,513
Vector Group Ltd.	194,232	2,130,725
		3,857,238
Total Common Stocks & Other Equity Interests (Cost $69,598,511)		58,007,178

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e) (Cost $17,274)	17,274	17,274
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $69,615,785)		58,024,452
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.77%
Invesco Private Government Fund, 5.30%(d)(e)(f)	2,569,387	2,569,387
Invesco Private Prime Fund, 5.48%(d)(e)(f)	7,168,146	7,170,296
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,739,683)		9,739,683
TOTAL INVESTMENTS IN SECURITIES-116.65% (Cost $79,355,468)		67,764,135
OTHER ASSETS LESS LIABILITIES-(16.65)%		(9,672,369)
NET ASSETS-100.00%		$58,091,766

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,145,018	$(1,127,744)	$-	$-	$17,274	$831
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Consumer Staples ETF (PSCC)—(continued)
May 31, 2024
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,444,712	$43,426,824	$(46,302,149)	$-	$-	$2,569,387	$220,451*
Invesco Private Prime Fund	14,000,690	103,937,652	(110,770,502)	-	2,456	7,170,296	595,033*
Total	$19,445,402	$148,509,494	$(158,200,395)	$-	$2,456	$9,756,957	$816,315

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Energy ETF (PSCE)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Energy Equipment & Services-41.36%
Archrock, Inc.(b)	445,638	$ 9,019,713
Bristow Group, Inc.(c)	78,406	2,815,559
Core Laboratories, Inc.(b)	152,594	2,859,611
Dril-Quip, Inc.(b)(c)	111,606	2,158,460
Helix Energy Solutions Group, Inc.(c)	462,713	5,325,827
Helmerich & Payne, Inc.(b)	310,797	11,828,934
Liberty Energy, Inc., Class A	476,994	11,776,982
Nabors Industries Ltd.(b)(c)	29,051	2,171,853
Oceaneering International, Inc.(b)(c)	329,018	7,791,146
Patterson-UTI Energy, Inc.	1,010,287	11,133,363
ProPetro Holding Corp.(b)(c)	277,178	2,655,365
RPC, Inc.(b)	277,683	1,896,575
U.S. Silica Holdings, Inc.(b)(c)	251,925	3,902,318
		75,335,706
Oil, Gas & Consumable Fuels-58.54%
California Resources Corp.	165,754	7,848,453
Comstock Resources, Inc.(b)	300,042	3,513,492
CONSOL Energy, Inc.(b)	87,029	9,022,296
CVR Energy, Inc.(b)	95,188	2,651,938
Dorian LPG Ltd.(b)	111,362	5,636,031
Green Plains, Inc.(b)(c)	209,849	3,603,107
Magnolia Oil & Gas Corp., Class A(b)	582,479	15,115,330
Northern Oil and Gas, Inc.(b)	287,010	11,747,319
Par Pacific Holdings, Inc.(b)(c)	181,798	4,933,998
Peabody Energy Corp.(b)	295,039	7,311,066
REX American Resources Corp.(b)(c)	49,738	2,486,403
SM Energy Co.(b)	363,864	18,349,662
Talos Energy, Inc.(b)(c)	440,209	5,286,910
Vital Energy, Inc.(b)(c)	80,990	3,956,361
World Kinect Corp.(b)	196,646	5,179,656
		106,642,022
Total Common Stocks & Other Equity Interests (Cost $171,813,559)		181,977,728
	Shares	Value

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e) (Cost $39,061)	39,061	$ 39,061
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $171,852,620)		182,016,789
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.22%
Invesco Private Government Fund, 5.30%(d)(e)(f)	16,432,953	16,432,953
Invesco Private Prime Fund, 5.48%(d)(e)(f)	42,243,129	42,255,802
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $58,690,506)		58,688,755
TOTAL INVESTMENTS IN SECURITIES-132.14% (Cost $230,543,126)		240,705,544
OTHER ASSETS LESS LIABILITIES-(32.14)%		(58,540,763)
NET ASSETS-100.00%		$182,164,781

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,823,285	$(4,784,224)	$-	$-	$39,061	$3,394
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Energy ETF (PSCE)—(continued)
May 31, 2024
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$18,527,942	$154,817,370	$(156,912,359)	$-	$-	$16,432,953	$717,395*
Invesco Private Prime Fund	47,643,280	283,309,682	(288,698,526)	(2,311)	3,677	42,255,802	1,921,970*
Total	$66,171,222	$442,950,337	$(450,395,109)	$(2,311)	$3,677	$58,727,816	$2,642,759

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Financials ETF (PSCF)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Banks-33.57%
Ameris Bancorp	3,956	$ 197,602
Atlantic Union Bankshares Corp.	5,484	178,943
Axos Financial, Inc.(b)(c)	3,107	167,374
Banc of California, Inc.(c)	8,484	117,588
BancFirst Corp.(c)	890	76,673
Bancorp, Inc. (The)(b)	3,284	110,310
Bank of Hawaii Corp.	2,439	140,828
BankUnited, Inc.(c)	4,563	130,912
Banner Corp.(c)	2,101	98,390
Berkshire Hills Bancorp, Inc.	2,623	58,309
Brookline Bancorp, Inc.	5,459	47,220
Capitol Federal Financial, Inc.(c)	7,635	39,473
Cathay General Bancorp	4,458	164,233
Central Pacific Financial Corp.	1,661	33,685
City Holding Co.(c)	909	92,918
Community Financial System, Inc.	3,272	148,745
Customers Bancorp, Inc.(b)(c)	1,738	78,731
CVB Financial Corp.(c)	8,123	134,354
Dime Community Bancshares, Inc.	2,146	39,637
Eagle Bancorp, Inc.	1,838	33,139
FB Financial Corp.(c)	2,158	79,846
First Bancorp (Puerto Rico)	10,293	182,495
First Bancorp/Southern Pines NC(c)	2,525	79,664
First Commonwealth Financial Corp.(c)	6,254	84,492
First Financial Bancorp	5,838	130,187
First Hawaiian, Inc.	7,831	159,204
Fulton Financial Corp.	11,032	185,779
Hanmi Financial Corp.	1,856	29,251
Heritage Financial Corp.	2,144	38,871
Hilltop Holdings, Inc.	2,842	86,937
Hope Bancorp, Inc.	7,379	77,701
Independent Bank Corp.	2,631	133,628
Independent Bank Group, Inc.	2,206	101,564
Lakeland Financial Corp.(c)	1,562	96,891
National Bank Holdings Corp., Class A	2,321	84,647
NBT Bancorp, Inc.	2,882	107,153
Northfield Bancorp, Inc.	2,407	21,326
Northwest Bancshares, Inc.(c)	7,808	85,498
OFG Bancorp (Puerto Rico)	2,880	107,021
Pacific Premier Bancorp, Inc.	5,884	130,860
Park National Corp.(c)	878	120,690
Pathward Financial, Inc.	1,566	83,483
Preferred Bank(c)	770	57,534
Provident Financial Services, Inc.	7,947	114,437
Renasant Corp.	3,435	103,462
S&T Bancorp, Inc.(c)	2,349	74,957
Seacoast Banking Corp. of Florida	5,162	122,184
ServisFirst Bancshares, Inc.(c)	2,995	185,091
Simmons First National Corp., Class A	7,681	133,496
Southside Bancshares, Inc.	1,765	47,320
Stellar Bancorp, Inc.	2,881	65,082
Tompkins Financial Corp.	770	36,121
Triumph Financial, Inc.(b)(c)	1,324	98,373
TrustCo Bank Corp.	1,169	32,498
Trustmark Corp.	3,738	108,963
United Community Banks, Inc.	7,274	186,651
Veritex Holdings, Inc.	3,338	68,095
WaFd, Inc.	4,158	116,466
Westamerica Bancorporation(c)	1,638	79,967
WSFS Financial Corp.	3,715	163,683
		6,090,632
	Shares	Value
Capital Markets-8.39%
Artisan Partners Asset Management, Inc., Class A	4,209	$ 185,322
B. Riley Financial, Inc.(c)	1,014	24,295
BGC Group, Inc., Class A	23,652	205,063
BrightSphere Investment Group, Inc.	1,989	44,096
Cohen & Steers, Inc.(c)	1,564	109,934
Donnelley Financial Solutions, Inc.(b)	1,513	92,232
Moelis & Co., Class A(c)	4,078	230,856
Piper Sandler Cos.	931	197,167
PJT Partners, Inc., Class A	1,368	145,925
StoneX Group, Inc.(b)	1,665	124,992
Virtus Investment Partners, Inc.	413	94,408
WisdomTree, Inc.(c)	6,783	67,626
		1,521,916
Consumer Finance-3.41%
Bread Financial Holdings, Inc.(c)	3,020	126,115
Encore Capital Group, Inc.(b)(c)	1,445	63,927
Enova International, Inc.(b)	1,780	109,737
EZCORP, Inc., Class A(b)(c)	3,206	33,631
Green Dot Corp., Class A(b)	2,771	27,461
Navient Corp.	5,042	75,983
PRA Group, Inc.(b)	2,411	52,029
PROG Holdings, Inc.	2,736	103,393
World Acceptance Corp.(b)(c)	206	26,469
		618,745
Diversified REITs-2.94%
Alexander & Baldwin, Inc.	4,456	74,861
American Assets Trust, Inc.	2,993	65,098
Armada Hoffler Properties, Inc.	4,140	46,948
Essential Properties Realty Trust, Inc.(c)	9,558	255,963
Global Net Lease, Inc.(c)	11,997	89,737
		532,607
Financial Services-9.16%
EVERTEC, Inc. (Puerto Rico)	3,966	138,691
Jackson Financial, Inc., Class A(c)	4,336	329,579
Mr. Cooper Group, Inc.(b)(c)	3,959	330,181
NCR Atleos Corp.(b)	4,095	113,964
NMI Holdings, Inc., Class A(b)	4,975	165,070
Payoneer Global, Inc.(b)(c)	16,002	95,852
Radian Group, Inc.	9,386	293,219
Walker & Dunlop, Inc.(c)	2,046	196,395
		1,662,951
Health Care REITs-3.05%
CareTrust REIT, Inc.	7,979	204,023
Community Healthcare Trust, Inc.	1,489	34,932
LTC Properties, Inc.	2,544	87,514
Medical Properties Trust, Inc.(c)	36,754	197,001
Universal Health Realty Income Trust	781	29,350
		552,820
Hotel & Resort REITs-4.11%
Apple Hospitality REIT, Inc.	13,057	188,543
Chatham Lodging Trust	3,001	25,388
DiamondRock Hospitality Co.	12,829	108,662
Pebblebrook Hotel Trust(c)	7,373	104,328
Service Properties Trust(c)	10,183	54,785
Summit Hotel Properties, Inc.	6,608	40,441
Sunstone Hotel Investors, Inc.(c)	12,606	129,590
Xenia Hotels & Resorts, Inc.(c)	6,462	93,634
		745,371
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Industrial REITs-1.86%
Innovative Industrial Properties, Inc.(c)	1,720	$ 185,382
LXP Industrial Trust	17,956	152,626
		338,008
Insurance-9.78%
Ambac Financial Group, Inc.(b)	2,776	49,191
AMERISAFE, Inc.(c)	1,178	51,632
Assured Guaranty Ltd.	3,335	259,196
Employers Holdings, Inc.	1,580	66,644
Genworth Financial, Inc., Class A(b)	27,673	174,063
Goosehead Insurance, Inc., Class A(b)(c)	1,495	96,427
HCI Group, Inc.(c)	419	40,174
Horace Mann Educators Corp.	2,509	85,733
Lincoln National Corp.	10,397	342,997
Mercury General Corp.	1,626	90,780
Palomar Holdings, Inc.(b)(c)	1,514	128,448
ProAssurance Corp.(b)(c)	3,131	44,992
Safety Insurance Group, Inc.	909	70,311
SiriusPoint Ltd. (Bermuda)(b)	5,559	73,101
Stewart Information Services Corp.	1,675	106,044
Trupanion, Inc.(b)(c)	2,195	65,565
United Fire Group, Inc., (Acquired 06/13/2017 - 05/06/2024; Cost $58,290)(d)	1,304	29,014
		1,774,312
Mortgage REITs-6.53%
Apollo Commercial Real Estate Finance, Inc.(c)	8,031	81,113
Arbor Realty Trust, Inc.(c)	11,566	158,223
ARMOUR Residential REIT, Inc.(c)	3,010	58,213
Blackstone Mortgage Trust, Inc., Class A(c)	10,532	183,678
Ellington Financial, Inc.	4,870	59,024
Franklin BSP Realty Trust, Inc.(c)	5,042	64,235
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	6,799	226,339
KKR Real Estate Finance Trust, Inc.	3,577	33,839
New York Mortgage Trust, Inc.(c)	5,571	33,148
PennyMac Mortgage Investment Trust(c)	5,321	72,791
Ready Capital Corp.(c)	9,728	80,742
Redwood Trust, Inc.(c)	8,078	51,215
Two Harbors Investment Corp.(c)	6,340	81,469
		1,184,029
Office REITs-4.15%
Brandywine Realty Trust(c)	10,572	48,737
Douglas Emmett, Inc.(c)	10,231	142,723
Easterly Government Properties, Inc.(c)	5,848	69,240
Highwoods Properties, Inc.	6,459	167,740
Hudson Pacific Properties, Inc.(c)	7,781	38,205
JBG SMITH Properties, (Acquired 03/17/2023 - 05/06/2024; Cost $77,166)(d)	5,350	77,040
SL Green Realty Corp.	3,958	209,655
		753,340
Real Estate Management & Development-2.53%
Anywhere Real Estate, Inc.(b)	6,787	27,623
	Shares	Value
Real Estate Management & Development-(continued)
Cushman & Wakefield PLC(b)	11,990	$ 133,209
eXp World Holdings, Inc.(c)	4,724	52,956
Kennedy-Wilson Holdings, Inc.(c)	7,278	74,381
Marcus & Millichap, Inc.(c)	1,461	47,234
St. Joe Co. (The)(c)	2,180	123,388
		458,791
Residential REITs-1.50%
Centerspace(c)	925	63,140
Elme Communities	5,396	83,152
NexPoint Residential Trust, Inc.	1,404	51,485
Veris Residential, Inc.	4,926	75,319
		273,096
Retail REITs-6.97%
Acadia Realty Trust(c)	6,258	107,888
Getty Realty Corp.(c)	3,016	83,272
Macerich Co. (The)(c)	13,208	199,705
Phillips Edison & Co., Inc.	7,487	239,135
Retail Opportunity Investments Corp.	7,740	96,905
Saul Centers, Inc.	794	28,893
SITE Centers Corp.(c)	11,045	159,269
Tanger, Inc.(c)	6,607	183,344
Urban Edge Properties	7,218	127,975
Whitestone REIT	2,894	37,738
		1,264,124
Specialized REITs-2.00%
Four Corners Property Trust, Inc.(c)	5,557	135,646
Outfront Media, Inc.	8,912	128,778
Safehold, Inc.(c)	2,750	53,020
Uniti Group, Inc.(c)	14,661	46,329
		363,773
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $19,934,126)		18,134,515
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-29.78%
Invesco Private Government Fund, 5.30%(e)(f)(g)	1,513,052	1,513,052
Invesco Private Prime Fund, 5.48%(e)(f)(g)	3,888,964	3,890,131
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,403,658)		5,403,183
TOTAL INVESTMENTS IN SECURITIES-129.73% (Cost $25,337,784)		23,537,698
OTHER ASSETS LESS LIABILITIES-(29.73)%		(5,393,881)
NET ASSETS-100.00%		$18,143,817

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
May 31, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Restricted security. The aggregate value of these securities at May 31, 2024 was $106,054, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Invesco Mortgage Capital, Inc.	$41,726	$217	$(35,220)	$241,216	$(247,939)	$-	$3,579
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	630,559	(630,559)	-	-	-	381
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,018,928	6,163,843	(6,669,719)	-	-	1,513,052	68,255*
Invesco Private Prime Fund	5,191,532	9,990,547	(11,293,430)	(581)	2,063	3,890,131	182,792*
Total	$7,252,186	$16,785,166	$(18,628,928)	$240,635	$(245,876)	$5,403,183	$255,007

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Health Care ETF (PSCH)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Biotechnology-13.64%
Alkermes PLC(b)(c)	287,356	$ 6,724,131
Arcus Biosciences, Inc.(b)(c)	93,087	1,402,821
Catalyst Pharmaceuticals, Inc.(b)(c)	192,329	3,109,960
Dynavax Technologies Corp.(b)(c)	222,571	2,668,626
Ironwood Pharmaceuticals, Inc.(b)(c)	236,590	1,490,517
Myriad Genetics, Inc.(b)(c)	152,452	3,469,808
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	20,053	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	20,053	0
REGENXBIO, Inc.(b)(c)	69,684	999,965
Vericel Corp.(b)(c)	82,182	3,920,081
Vir Biotechnology, Inc.(b)(c)	148,250	1,522,528
Xencor, Inc.(b)(c)	104,825	2,490,642
		27,799,079
Health Care Equipment & Supplies-29.64%
Artivion, Inc.(b)(c)	67,156	1,584,882
Avanos Medical, Inc.(b)	79,951	1,591,824
CONMED Corp.(c)	52,958	4,048,110
Embecta Corp.	99,149	1,226,473
Glaukos Corp.(b)(c)	84,032	9,472,087
ICU Medical, Inc.(b)(c)	34,916	3,712,967
Inari Medical, Inc.(b)(c)	88,258	4,412,900
Integer Holdings Corp.(b)(c)	57,378	6,956,509
LeMaitre Vascular, Inc.(c)	34,125	2,691,780
Merit Medical Systems, Inc.(b)(c)	99,436	8,069,231
Omnicell, Inc.(b)	78,293	2,551,569
OraSure Technologies, Inc.(b)(c)	126,537	598,520
STAAR Surgical Co., (Acquired 08/21/2023 - 05/06/2024; Cost $3,548,935)(b)(c)(e)	84,041	3,490,223
Tandem Diabetes Care, Inc.(b)(c)	112,286	5,752,412
UFP Technologies, Inc.(b)(c)	12,094	3,148,794
Varex Imaging Corp.(b)(c)	69,914	1,080,171
		60,388,452
Health Care Providers & Services-31.28%
AdaptHealth Corp.(b)(c)	140,904	1,335,770
Addus HomeCare Corp.(b)(c)	27,568	3,165,082
AMN Healthcare Services, Inc.(b)(c)	65,068	3,639,904
Astrana Health, Inc.(b)(c)	72,505	3,003,882
CorVel Corp.(b)(c)	15,602	3,742,140
Cross Country Healthcare, Inc.(b)(c)	56,886	860,116
Enhabit, Inc.(b)(c)	86,319	793,272
Ensign Group, Inc. (The)(c)	96,789	11,734,698
Fulgent Genetics, Inc.(b)(c)	34,690	716,349
National HealthCare Corp.(c)	23,227	2,456,255
NeoGenomics, Inc.(b)(c)	219,490	3,009,208
Owens & Minor, Inc.(b)(c)	131,733	2,296,106
Patterson Cos., Inc.(c)	142,003	3,491,854
Pediatrix Medical Group, Inc.(b)(c)	142,631	1,042,633
Premier, Inc., Class A	206,323	3,903,631
Privia Health Group, Inc.(b)(c)	176,865	3,072,145
RadNet, Inc.(b)(c)	112,269	6,583,454
Select Medical Holdings Corp.(c)	181,028	6,254,517
U.S. Physical Therapy, Inc.(c)	25,800	2,646,306
		63,747,322
	Shares	Value
Health Care Technology-3.73%
Certara, Inc.(b)(c)	184,408	$ 3,125,716
HealthStream, Inc.	41,204	1,124,457
Schrodinger, Inc.(b)(c)	94,174	2,026,624
Simulations Plus, Inc.(c)	27,512	1,327,179
		7,603,976
Life Sciences Tools & Services-3.44%
BioLife Solutions, Inc.(b)(c)	61,275	1,316,187
Cytek Biosciences, Inc.(b)(c)	170,388	959,284
Fortrea Holdings, Inc.(b)(c)	152,908	3,882,334
Mesa Laboratories, Inc.	8,817	843,787
		7,001,592
Pharmaceuticals-18.18%
Amphastar Pharmaceuticals, Inc.(b)(c)	64,352	2,724,020
ANI Pharmaceuticals, Inc.(b)(c)	25,959	1,684,739
Collegium Pharmaceutical, Inc.(b)(c)	56,154	1,860,943
Corcept Therapeutics, Inc.(b)(c)	156,199	4,712,524
Harmony Biosciences Holdings, Inc.(b)(c)	56,473	1,660,306
Innoviva, Inc.(b)(c)	97,106	1,533,304
Ligand Pharmaceuticals, Inc.(b)(c)	28,218	2,399,941
Organon & Co.	440,148	9,388,357
Pacira BioSciences, Inc.(b)(c)	79,973	2,425,581
Phibro Animal Health Corp., Class A	34,912	615,499
Prestige Consumer Healthcare, Inc.(b)(c)	85,496	5,498,248
Supernus Pharmaceuticals, Inc.(b)(c)	94,082	2,551,503
		37,054,965
Total Common Stocks & Other Equity Interests (Cost $216,103,905)		203,595,386

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(f)(g) (Cost $29,853)	29,853	29,853
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $216,133,758)		203,625,239
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.71%
Invesco Private Government Fund, 5.30%(f)(g)(h)	18,649,969	18,649,969
Invesco Private Prime Fund, 5.48%(f)(g)(h)	47,991,732	48,006,130
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $66,664,877)		66,656,099
TOTAL INVESTMENTS IN SECURITIES-132.63% (Cost $282,798,635)		270,281,338
OTHER ASSETS LESS LIABILITIES-(32.63)%		(66,501,262)
NET ASSETS-100.00%		$203,780,076

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Health Care ETF (PSCH)—(continued)
May 31, 2024
(Unaudited)
Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Restricted security. The value of this security at May 31, 2024 represented 1.71% of the Fund’s Net Assets.
(f)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$93,363	$4,178,073	$(4,241,583)	$-	$-	$29,853	$2,955
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	21,876,344	57,128,978	(60,355,353)	-	-	18,649,969	764,979*
Invesco Private Prime Fund	56,253,459	110,701,689	(118,966,153)	(9,854)	26,989	48,006,130	2,044,031*
Total	$78,223,166	$172,008,740	$(183,563,089)	$(9,854)	$26,989	$66,685,952	$2,811,965

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Industrials ETF (PSCI)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Aerospace & Defense-7.72%
AAR Corp.(b)	30,665	$ 2,176,909
AeroVironment, Inc.(b)(c)	25,928	5,241,345
Mercury Systems, Inc.(b)(c)	48,275	1,494,111
Moog, Inc., Class A	26,637	4,513,107
National Presto Industries, Inc.	4,843	360,707
Triumph Group, Inc.(b)	71,030	1,002,233
		14,788,412
Air Freight & Logistics-1.55%
Forward Air Corp.(c)	28,459	478,111
Hub Group, Inc., Class A	57,647	2,487,468
		2,965,579
Building Products-11.63%
American Woodmark Corp.(b)	14,808	1,275,117
Apogee Enterprises, Inc.	20,408	1,325,908
Armstrong World Industries, Inc.	40,924	4,738,999
AZZ, Inc.	26,869	2,253,772
Gibraltar Industries, Inc.(b)	28,125	2,122,312
Griffon Corp.	35,308	2,384,702
Hayward Holdings, Inc.(b)(c)	116,510	1,688,230
Insteel Industries, Inc.	17,971	590,707
MasterBrand, Inc.(b)	117,137	1,957,359
Quanex Building Products Corp.	30,590	1,008,246
Resideo Technologies, Inc.(b)	134,996	2,915,914
		22,261,266
Commercial Services & Supplies-12.56%
ABM Industries, Inc.	58,088	2,745,820
Brady Corp., Class A	41,392	2,825,832
CoreCivic, Inc.(b)	104,979	1,684,913
Deluxe Corp.	40,382	917,883
Enviri Corp.(b)	73,772	652,882
GEO Group, Inc. (The)(b)	112,793	1,640,010
Healthcare Services Group, Inc.(b)	68,242	735,649
HNI Corp.	43,043	2,025,173
Interface, Inc.	53,695	865,027
Liquidity Services, Inc.(b)	20,722	406,358
Matthews International Corp., Class A	28,353	803,241
MillerKnoll, Inc.	67,289	1,855,831
OPENLANE, Inc.(b)(c)	99,817	1,721,843
Pitney Bowes, Inc.	141,759	768,334
UniFirst Corp.	13,964	2,214,690
Vestis Corp.	121,463	1,496,424
Viad Corp.(b)	19,331	675,618
		24,035,528
Construction & Engineering-7.20%
Arcosa, Inc.	45,160	3,970,016
Dycom Industries, Inc.(b)	27,171	4,889,693
Granite Construction, Inc.(c)	40,598	2,528,849
MYR Group, Inc.(b)	15,441	2,394,282
		13,782,840
Electrical Equipment-5.04%
Encore Wire Corp.	14,611	4,218,634
Powell Industries, Inc.(c)	8,516	1,531,688
SunPower Corp.(b)(c)	79,402	265,203
Sunrun, Inc.(b)(c)	201,336	2,911,318
Vicor Corp.(b)(c)	20,854	729,681
		9,656,524
Ground Transportation-3.10%
ArcBest Corp.	21,865	2,307,195
	Shares	Value
Ground Transportation-(continued)
Heartland Express, Inc.	42,362	$ 479,538
Marten Transport Ltd.	53,348	944,260
RXO, Inc.(b)(c)	108,140	2,207,137
		5,938,130
Machinery-28.35%
3D Systems Corp.(b)(c)	123,303	434,027
Alamo Group, Inc.	9,547	1,813,835
Albany International Corp., Class A	28,831	2,529,055
Astec Industries, Inc.	21,013	682,712
Barnes Group, Inc.	46,827	1,802,371
Enerpac Tool Group Corp.	50,019	1,966,747
Enpro, Inc.	19,320	2,960,983
ESCO Technologies, Inc.	23,839	2,601,550
Federal Signal Corp.	56,436	5,193,241
Franklin Electric Co., Inc.	36,747	3,655,592
Greenbrier Cos., Inc. (The)	28,730	1,587,332
Hillenbrand, Inc.	64,825	3,013,714
John Bean Technologies Corp.	29,422	2,810,684
Kennametal, Inc.(c)	73,251	1,886,213
Lindsay Corp.	10,193	1,170,360
Mueller Industries, Inc.	105,103	6,191,618
Proto Labs, Inc.(b)(c)	23,828	737,953
SPX Technologies, Inc.(b)	42,267	5,892,865
Standex International Corp.	10,970	1,845,264
Tennant Co.	17,261	1,772,014
Titan International, Inc.(b)	46,896	387,830
Trinity Industries, Inc.	75,655	2,379,350
Wabash National Corp.(c)	41,947	948,422
		54,263,732
Marine Transportation-2.16%
Matson, Inc.	32,283	4,138,681
Passenger Airlines-5.51%
Alaska Air Group, Inc.(b)(c)	116,781	4,907,138
Allegiant Travel Co.(c)	13,238	704,261
JetBlue Airways Corp.(b)(c)	307,984	1,721,630
SkyWest, Inc.(b)	37,836	2,825,214
Sun Country Airlines Holdings, Inc.(b)(c)	36,018	381,431
		10,539,674
Professional Services-5.88%
CSG Systems International, Inc.	26,125	1,127,294
Heidrick & Struggles International, Inc.	18,593	637,368
Kelly Services, Inc., Class A	29,528	641,938
Korn Ferry	48,552	3,201,519
NV5 Global, Inc.(b)	11,751	1,104,359
Resources Connection, Inc.	29,416	336,813
TTEC Holdings, Inc.	17,528	110,076
Verra Mobility Corp., Class A(b)	154,022	4,103,146
		11,262,513
Trading Companies & Distributors-9.22%
Air Lease Corp., Class A	95,647	4,556,623
Boise Cascade Co.	36,669	5,034,287
DNOW, Inc.(b)	98,258	1,433,584
DXP Enterprises, Inc.(b)	12,258	608,978
GMS, Inc.(b)	36,795	3,457,258
Rush Enterprises, Inc., Class A	56,922	2,568,890
		17,659,620
Total Common Stocks & Other Equity Interests (Cost $160,978,720)		191,292,499
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Industrials ETF (PSCI)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e) (Cost $79,832)	79,832	$ 79,832
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $161,058,552)		191,372,331
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.85%
Invesco Private Government Fund, 5.30%(d)(e)(f)	7,956,958	7,956,958
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(d)(e)(f)	20,454,602	$ 20,460,738
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,418,308)		28,417,696
TOTAL INVESTMENTS IN SECURITIES-114.81% (Cost $189,476,860)		219,790,027
OTHER ASSETS LESS LIABILITIES-(14.81)%		(28,351,681)
NET ASSETS-100.00%		$191,438,346

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,891	$5,544,944	$(5,472,003)	$-	$-	$79,832	$4,324
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,283,215	59,198,028	(54,524,285)	-	-	7,956,958	225,177*
Invesco Private Prime Fund	9,438,856	135,464,462	(124,443,025)	(612)	1,057	20,460,738	613,594*
Total	$12,728,962	$200,207,434	$(184,439,313)	$(612)	$1,057	$28,497,528	$843,095

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Information Technology ETF (PSCT)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communications Equipment-6.90%
ADTRAN Holdings, Inc.(b)	151,697	$ 841,918
Calix, Inc.(c)	125,551	4,482,171
Digi International, Inc.(b)(c)	77,653	1,891,627
Extreme Networks, Inc.(c)	275,705	3,074,111
Harmonic, Inc.(b)(c)	240,745	2,944,311
NetScout Systems, Inc.(c)	152,137	3,124,894
Viasat, Inc.(b)(c)	161,041	2,719,982
Viavi Solutions, Inc.(b)(c)	476,676	3,584,604
		22,663,618
Electronic Equipment, Instruments & Components-34.00%
Advanced Energy Industries, Inc.(b)	79,846	8,577,856
Arlo Technologies, Inc.(b)(c)	202,670	2,879,941
Badger Meter, Inc.	62,854	12,128,308
Benchmark Electronics, Inc.(b)	76,421	3,291,452
CTS Corp.(b)	66,732	3,533,459
ePlus, Inc.(b)(c)	57,065	4,270,745
Fabrinet (Thailand)(b)(c)	77,762	18,626,332
Insight Enterprises, Inc.(b)(c)	59,306	11,594,323
Itron, Inc.(c)	97,434	10,479,027
Knowles Corp.(b)(c)	190,814	3,343,061
Methode Electronics, Inc.(b)	76,244	898,154
OSI Systems, Inc.(c)	33,587	4,827,795
PC Connection, Inc.	24,195	1,636,550
Plexus Corp.(b)(c)	59,137	6,513,349
Rogers Corp.(b)(c)	35,885	4,234,430
Sanmina Corp.(c)	119,457	8,187,583
ScanSource, Inc.(b)(c)	53,907	2,556,809
TTM Technologies, Inc.(c)	218,981	4,073,047
		111,652,221
IT Services-4.76%
DigitalOcean Holdings, Inc.(b)(c)	108,682	4,026,668
DXC Technology Co.(c)	391,661	6,090,329
Perficient, Inc.(c)	74,472	5,522,099
		15,639,096
Semiconductors & Semiconductor Equipment-22.61%
Alpha & Omega Semiconductor Ltd.(b)(c)	49,057	1,437,861
Axcelis Technologies, Inc.(c)	70,002	7,874,525
CEVA, Inc.(b)(c)	50,461	1,005,183
Cohu, Inc.(b)(c)	101,743	3,280,194
Diodes, Inc.(c)	98,391	7,293,725
FormFactor, Inc.(b)(c)	166,716	9,122,700
Ichor Holdings Ltd.(c)	63,042	2,394,966
Kulicke & Soffa Industries, Inc. (Singapore)(b)	120,667	5,510,862
MaxLinear, Inc.(b)(c)	159,672	2,837,371
PDF Solutions, Inc.(b)(c)	65,556	2,295,771
Photronics, Inc.(b)(c)	134,083	3,667,170
Semtech Corp.(b)(c)	137,681	5,354,414
SiTime Corp.(b)(c)	37,422	4,558,748
SMART Global Holdings, Inc.(b)(c)	111,006	2,284,503
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
SolarEdge Technologies, Inc.(b)(c)	121,674	$ 5,960,809
Ultra Clean Holdings, Inc.(b)(c)	96,016	4,453,222
Veeco Instruments, Inc.(b)(c)	120,669	4,905,195
		74,237,219
Software-30.38%
A10 Networks, Inc.	149,702	2,267,985
ACI Worldwide, Inc.(b)(c)	232,856	8,385,145
Adeia, Inc.	229,536	2,715,411
Agilysys, Inc.(b)(c)	43,213	4,125,545
Alarm.com Holdings, Inc.(b)(c)	107,061	7,002,860
BlackLine, Inc.(b)(c)	108,916	5,197,471
Box, Inc., Class A(b)(c)	307,533	8,380,274
Cerence, Inc.(b)(c)	89,257	307,044
DoubleVerify Holdings, Inc.(b)(c)	298,532	5,433,282
Envestnet, Inc.(b)(c)	106,523	6,978,322
InterDigital, Inc.(b)	55,049	6,268,430
LiveRamp Holdings, Inc.(b)(c)	141,748	4,435,295
Marathon Digital Holdings, Inc.(b)(c)	476,802	9,307,175
N-able, Inc.(c)	148,877	1,987,508
NCR Voyix Corp.(c)	287,291	3,786,495
Progress Software Corp.	93,979	4,760,036
Sprinklr, Inc., Class A(b)(c)	253,265	2,839,101
SPS Commerce, Inc.(c)	78,597	14,783,310
Xperi, Inc.(c)	93,092	820,141
		99,780,830
Technology Hardware, Storage & Peripherals-1.36%
Corsair Gaming, Inc.(b)(c)	92,632	1,073,605
Xerox Holdings Corp.(b)	242,173	3,404,952
		4,478,557
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $272,334,851)		328,451,541
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-30.34%
Invesco Private Government Fund, 5.30%(d)(e)(f)	27,896,450	27,896,450
Invesco Private Prime Fund, 5.48%(d)(e)(f)	71,712,216	71,733,730
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $99,634,326)		99,630,180
TOTAL INVESTMENTS IN SECURITIES-130.35% (Cost $371,969,177)		428,081,721
OTHER ASSETS LESS LIABILITIES-(30.35)%		(99,683,085)
NET ASSETS-100.00%		$328,398,636

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Information Technology ETF (PSCT)—(continued)
May 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,479	$2,920,168	$(2,932,647)	$-	$-	$-	$3,677
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,373,280	114,469,405	(108,946,235)	-	-	27,896,450	747,732*
Invesco Private Prime Fund	57,531,290	268,897,138	(254,698,058)	(3,483)	6,843	71,733,730	1,983,972*
Total	$79,917,049	$386,286,711	$(366,576,940)	$(3,483)	$6,843	$99,630,180	$2,735,381

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Materials ETF (PSCM)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Chemicals-39.18%
AdvanSix, Inc.	6,181	$ 146,490
Balchem Corp.	7,354	1,129,574
H.B. Fuller Co.	12,367	984,784
Hawkins, Inc.	4,371	381,676
Ingevity Corp.(b)	7,727	377,464
Innospec, Inc.	5,702	745,821
Koppers Holdings, Inc.	4,775	211,676
Mativ Holdings, Inc., Class A	12,429	223,349
Minerals Technologies, Inc.	7,476	648,543
Quaker Chemical Corp.	3,180	576,693
Sensient Technologies Corp.	9,707	753,943
Stepan Co.	4,873	424,779
		6,604,792
Containers & Packaging-11.07%
Myers Industries, Inc.	8,447	133,462
O-I Glass, Inc.(b)	35,545	451,066
Sealed Air Corp.	32,955	1,280,961
		1,865,489
Metals & Mining-44.45%
Alpha Metallurgical Resources, Inc.(c)	2,697	850,661
Arch Resources, Inc.	4,190	728,767
ATI, Inc.(b)(c)	29,103	1,785,178
Carpenter Technology Corp.	10,577	1,172,672
Century Aluminum Co.(b)	11,866	217,504
Compass Minerals International, Inc.(c)	7,768	100,673
Haynes International, Inc.	2,902	170,696
Kaiser Aluminum Corp.	3,645	356,481
Materion Corp.	4,741	542,275
Metallus, Inc.(b)(c)	8,807	211,456
Olympic Steel, Inc.	2,247	117,159
SunCoke Energy, Inc.	19,207	202,634
Warrior Met Coal, Inc.	11,789	806,721
Worthington Steel, Inc.	6,986	230,468
		7,493,345
	Shares	Value
Paper & Forest Products-5.19%
Clearwater Paper Corp.(b)	3,798	$ 201,826
Mercer International, Inc. (Germany)	10,060	95,570
Sylvamo Corp.	8,100	577,692
		875,088
Total Common Stocks & Other Equity Interests (Cost $14,012,373)		16,838,714

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e) (Cost $4,299)	4,299	4,299
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $14,016,672)		16,843,013
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.63%
Invesco Private Government Fund, 5.30%(d)(e)(f)	407,231	407,231
Invesco Private Prime Fund, 5.48%(d)(e)(f)	1,046,849	1,047,163
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,454,434)		1,454,394
TOTAL INVESTMENTS IN SECURITIES-108.54% (Cost $15,471,106)		18,297,407
OTHER ASSETS LESS LIABILITIES-(8.54)%		(1,439,462)
NET ASSETS-100.00%		$16,857,945

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$223,470	$(219,171)	$-	$-	$4,299	$199
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,352,773	8,122,170	(9,067,712)	-	-	407,231	29,466*
Invesco Private Prime Fund	3,478,560	18,534,136	(20,965,802)	40	229	1,047,163	77,297*
Total	$4,831,333	$26,879,776	$(30,252,685)	$40	$229	$1,458,693	$106,962

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Materials ETF (PSCM)—(continued)
May 31, 2024
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Diversified Telecommunication Services-8.83%
ATN International, Inc.	2,491	$ 60,631
Cogent Communications Holdings, Inc.(b)	10,054	595,398
Consolidated Communications Holdings, Inc.(b)(c)	17,944	78,954
Lumen Technologies, Inc.(b)(c)	243,843	314,557
Shenandoah Telecommunications Co.(b)	12,148	228,504
		1,278,044
Electric Utilities-11.02%
MGE Energy, Inc.	8,650	693,125
Otter Tail Corp.(b)	9,977	902,619
		1,595,744
Entertainment-8.59%
Cinemark Holdings, Inc.(b)(c)	25,639	442,786
Madison Square Garden Sports Corp., Class A(c)	3,994	737,492
Marcus Corp. (The)(b)	5,940	63,261
		1,243,539
Gas Utilities-6.46%
Chesapeake Utilities Corp.	5,374	601,942
Northwest Natural Holding Co.(b)	8,889	332,626
		934,568
Independent Power and Renewable Electricity Producers-5.04%
Clearway Energy, Inc., Class A	7,894	202,718
Clearway Energy, Inc., Class C	18,791	526,148
		728,866
Interactive Media & Services-21.70%
CarGurus, Inc.(b)(c)	20,708	501,341
Cars.com, Inc.(b)(c)	14,887	301,164
IAC, Inc.(b)(c)	16,835	838,214
QuinStreet, Inc.(b)(c)	12,603	221,939
Shutterstock, Inc.	5,783	234,963
TripAdvisor, Inc.(b)(c)	25,860	474,531
Yelp, Inc.(c)	15,407	569,597
		3,141,749
Media-14.22%
AMC Networks, Inc., Class A(b)(c)	7,353	127,501
Cable One, Inc.(b)	1,100	424,501
EchoStar Corp., Class A(b)(c)	29,113	558,970
John Wiley & Sons, Inc., Class A(b)	10,194	371,571
	Shares	Value
Media-(continued)
Scholastic Corp.	6,344	$ 230,160
TechTarget, Inc.(b)(c)	6,250	188,875
Thryv Holdings, Inc.(b)(c)	7,467	157,330
		2,058,908
Multi-Utilities-6.17%
Avista Corp.(b)	18,505	684,315
Unitil Corp.	3,891	208,129
		892,444
Water Utilities-13.51%
American States Water Co.	8,845	650,904
California Water Service Group	13,804	688,682
Middlesex Water Co.	4,304	231,899
SJW Group	7,023	384,228
		1,955,713
Wireless Telecommunication Services-4.36%
Gogo, Inc.(b)(c)	14,923	157,960
Telephone & Data Systems, Inc.(b)	23,826	473,899
		631,859
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $15,317,673)		14,461,434
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.10%
Invesco Private Government Fund, 5.30%(d)(e)(f)	1,260,443	1,260,443
Invesco Private Prime Fund, 5.48%(d)(e)(f)	3,240,085	3,241,057
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,501,511)		4,501,500
TOTAL INVESTMENTS IN SECURITIES-131.00% (Cost $19,819,184)		18,962,934
OTHER ASSETS LESS LIABILITIES-(31.00)%		(4,487,746)
NET ASSETS-100.00%		$14,475,188

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$252,084	$(252,084)	$-	$-	$-	$230
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)—(continued)
May 31, 2024
(Unaudited)
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,207,866	$10,748,225	$(10,695,648)	$-	$-	$1,260,443	$54,482*
Invesco Private Prime Fund	4,528,601	17,902,569	(19,191,181)	(6)	1,074	3,241,057	147,113*
Total	$5,736,467	$28,902,878	$(30,138,913)	$(6)	$1,074	$4,501,500	$201,825

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dorsey Wright SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$942,765,973	$-	$-	$942,765,973
Money Market Funds	-	226,305,962	-	226,305,962
Total Investments	$942,765,973	$226,305,962	$-	$1,169,071,935
Invesco S&P SmallCap Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$29,659,620	$-	$-	$29,659,620
Money Market Funds	9,506	9,931,143	-	9,940,649
Total Investments	$29,669,126	$9,931,143	$-	$39,600,269
Invesco S&P SmallCap Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$58,007,178	$-	$-	$58,007,178
Money Market Funds	17,274	9,739,683	-	9,756,957
Total Investments	$58,024,452	$9,739,683	$-	$67,764,135
Invesco S&P SmallCap Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$181,977,728	$-	$-	$181,977,728
Money Market Funds	39,061	58,688,755	-	58,727,816
Total Investments	$182,016,789	$58,688,755	$-	$240,705,544
Invesco S&P SmallCap Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$18,134,515	$-	$-	$18,134,515
Money Market Funds	-	5,403,183	-	5,403,183
Total Investments	$18,134,515	$5,403,183	$-	$23,537,698

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$203,595,386	$-	$0	$203,595,386
Money Market Funds	29,853	66,656,099	-	66,685,952
Total Investments	$203,625,239	$66,656,099	$0	$270,281,338
Invesco S&P SmallCap Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$191,292,499	$-	$-	$191,292,499
Money Market Funds	79,832	28,417,696	-	28,497,528
Total Investments	$191,372,331	$28,417,696	$-	$219,790,027
Invesco S&P SmallCap Information Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$328,451,541	$-	$-	$328,451,541
Money Market Funds	-	99,630,180	-	99,630,180
Total Investments	$328,451,541	$99,630,180	$-	$428,081,721
Invesco S&P SmallCap Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$16,838,714	$-	$-	$16,838,714
Money Market Funds	4,299	1,454,394	-	1,458,693
Total Investments	$16,843,013	$1,454,394	$-	$18,297,407
Invesco S&P SmallCap Utilities & Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$14,461,434	$-	$-	$14,461,434
Money Market Funds	-	4,501,500	-	4,501,500
Total Investments	$14,461,434	$4,501,500	$-	$18,962,934